Finance debt (Details 6) $ in Millions	6 Months Ended
Jun. 30, 2023 USD ($)
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Line of credit facility amount	$ 7,050
Line of credit facility remaining borrowing capacity1	7,050
Country B R [Member]
IfrsStatementLineItems [Line Items]
Line of credit facility amount	898
Line of credit facility remaining borrowing capacity1	$ 898
Syndicate Of Banks [Member] | Foreign countries [member] | Petrobras Global Trading B V [Member]
IfrsStatementLineItems [Line Items]
Line of credit facility issuance date	12/16/2021
Line of credit facility maturity date	11/16/2026
Line of credit facility amount	$ 5,000
Line of credit facility remaining borrowing capacity1	$ 5,000
Syndicate Of Banks Two [Member] | Foreign countries [member] | Petrobras Global Trading B V [Member]
IfrsStatementLineItems [Line Items]
Line of credit facility issuance date	3/27/2019	[1]
Line of credit facility maturity date	2/27/2026	[1]
Line of credit facility amount	$ 2,050	[1]
Line of credit facility remaining borrowing capacity1	$ 2,050	[1]
Banco Do Brasil [Member] | Country B R [Member] | Petrobras Global Trading B V [Member]
IfrsStatementLineItems [Line Items]
Line of credit facility issuance date	3/23/2018
Line of credit facility maturity date	9/26/2026
Line of credit facility amount	$ 415
Line of credit facility remaining borrowing capacity1	$ 415
The Export Import Bank Of China [Member] | Country B R [Member] | Petrobras Global Trading B V [Member]
IfrsStatementLineItems [Line Items]
Line of credit facility issuance date	10/4/2018
Line of credit facility maturity date	9/5/2025
Line of credit facility amount	$ 415
Line of credit facility remaining borrowing capacity1	$ 415
Caixa Economica Federal [Member] | Country B R [Member] | Petrobras Global Trading B V [Member]
IfrsStatementLineItems [Line Items]
Line of credit facility issuance date	11/23/2010
Line of credit facility amount	$ 68
Line of credit facility remaining borrowing capacity1	$ 68

[1]	On June 30, 2023, Petrobras reduced part of the Revolving Credit Facility to US$ 2,050 compared to the US$ 3,250 contracted in 2019. Thus, US$ 2,050 will be available for withdrawal from July 1st, 2023, to February 27, 2026.